Vessels in Operation (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 18, 2018 USD ($)	Dec. 31, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($) Vessel	Nov. 15, 2018 Vessel
Property, Plant and Equipment [Line Items]
Vessel acquisition cost | $		$ 11,675
Number of vessels on which impairment charge is recognized		3	5	6
Vessel impairment charges | $		$ 71,834	$ 87,624	$ 92,422
Poseidon Transaction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels purchased					20
GSL Valerie [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		Jun. 18, 2018
Year built		2005
Capacity in TEUs		2,824
Vessel acquisition cost | $	$ 11,436
Argos [Member] | Poseidon Transaction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be sold					1
Hayfin Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		1
Loan Facilities of Poseidon Fleet [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		19
2022 Notes [Member] | Citi Super Senior Term Loan [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		18